Long-term debt - Narrative (Details) - CAD ($)	Nov. 06, 2023	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,100,321,000	$ 3,267,034,000
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, capacity of unsecured credit facility		1,500,000,000
Borrowings		0
Collateral amount against facility to cover letters of credits		$ 4,142,000
Unsecured committed revolving credit facility | Extension of uncommitted RCF
Disclosure of detailed information about borrowings [line items]
Borrowings, extension period	1 year